Share Based Compensation (Tables)	12 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options, activity
A summary of the stock option activity for the year ended September 30, 2018 is presented below:

(In thousands, except per share amounts)	Options	Weighted Average Exercise Price/Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2017	9,060	$5.18	7.5 years
Granted	1,380	$20.94
Exercised	(1,303)	$4.8
Forfeited	(164)	$10.37
Expired	—	—
Outstanding at September 30, 2018	8,973	$7.57	6.9 years	$95,864
Options exercisable at September 30, 2018	5,638	$4.94	6.2 years	$72,362
Options vested and expected to vest at September 30, 2018	8,893	$7.48	6.9 years	$95,651

Schedule of Nonvested Share Activity
A summary of the status of the Company's nonvested stock options as of and for the years ended September 30, 2018, 2017 and 2016 is presented below.

	2018		2017		2016
(In thousands, except per share amounts)	Shares	Weighted Average Grant Date Fair Value/Share	Shares	Weighted Average Grant Date Fair Value/Share	Shares	Weighted Average Grant Date Fair Value/Share
Nonvested at beginning of period	4,300	$1.36	5,931	$1.15	6,840	$0.95
Granted	1,380	$7.91	1,039	$2.12	1,221	$1.97
Vested	(2,180)	$1.20	(2,002)	$1.23	(1,891)	$0.94
Forfeited	(165)	$3.27	(668)	$1.00	(239)	$1.23
Nonvested at end of period	3,335	$4.11	4,300	$1.36	5,931	$1.15

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
The following is a summary of the RSU activity for the year ended September 30, 2018.

	Shares	Weighted Average Grant Date Fair Value/Share
Outstanding at September 30, 2017	—	$—
Granted	1,224	$20.88
Forfeited	(11)	$20.88
Outstanding at September 30, 2018	1,213	$20.88
Vested and expected to vest at September 30, 2018	1,142	$20.89

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Reported non cash share-based compensation expense was classified on the Consolidated Statements of Operations as shown in the following table:

	Year Ended September 30,
	2018	2017	2016
Cost of services	$80	$43	$35
General and administrative	15,662	2,208	1,964
	$15,742	$2,251	$1,999

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Option valuation assumptions for options granted are as follows:

	Year Ended September 30,
	2018	2017	2016
Expected volatility	23.5% - 34.3%	25.30% ‑ 28.70%	27.50% ‑ 29.50%
Expected dividends	—	—	—
Expected term (in years)	6.0 - 6.1	6.0 - 6.1	6.1
Risk free rate	2.5% - 2.8%	1.89% ‑ 1.93%	1.01% ‑ 1.42%
Grant date fair value per share of options granted	$5.58 - $7.96	$2.13 ‑ $2.41	$36.44 ‑ $61.77